DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial income [Abstract]
Derivative financial instrument results	$ 106,084	$ 0		$ 0
Interest income	1,345,278	133,116		206,402
Fair value gains on financial instruments through profit or loss	1,372,933	442,480		329,401
Foreign exchange gain	8,164,243	561,572		280,988
Subtotal	10,988,538	1,137,168	[1]	816,791	[1],[2]
Financial expenses [Abstract]
Interests expense	(1,675,437)	(846,366)		(937,454)
Foreign exchange loss	(13,122,031)	(1,117,201)		(1,486,399)
Derivative financial instrument results	0	0		(9,383)
Other financial charges	(243,524)	(167,920)		(131,536)
Less: Capitalized borrowing costs	0	0		0
Subtotal	(15,040,992)	(2,131,487)	[1]	(2,564,772)	[1],[2]
Gain on net monetary results	1,206,195	465,975	[1]	1,038,647	[1],[2]
Total	$ (2,846,259)	$ (528,344)	[1]	$ (709,334)	[1],[2]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.